UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               ------------------

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Summit Creek Advisors, LLC
Address:          120 S. 6th Street,
                  Ste. 2200
                  Minneapolis, MN 55402

Form 13F File Number: 28-11507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Nina Bieberdorf
Title:   Chief Operations Officer
Phone:   (612)746-8999

Signature, Place, and Date of Signing:

 /s/ Nina Bieberdorf                Minneapolis, MN             10/25/2010
 -------------------                ---------------             ----------
     [Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Russell Investment Company, Filing Number 28-01190

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:          0

FORM 13F INFORMATION TABLE ENTRY TOTAL:     48

FORM 13F INFORMATION TABLE VALUE TOTAL:     23,666,000


LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           Summit Creek Advisors, LLC
                                    FORM 13F
                                   30-Sep-10

             Column 1                Column 2     Column 3   Column 4   Column 5             Column 6 Column 7        Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Voting Authority
                                                                                                                  ----------------
                                                            Value      Shares/   Sh/  Put/  Invstmt  Other
Name of Issuer                   Title of class  CUSIP      (x$1000)   Prn Amt   Prn  Call  Dscretn  Managers   Sole   Shared   None
--------------                   --------------  -----      --------   -------   ---  ----  -------  --------   ----   ------   ----
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ABAXIS, INC                      COM             002567105      275     11900    SH         Sole               11900     0      0
ADVENT SOFTWARE, INC             COM             007974108      604     11564    SH         Sole               11564     0      0
AMERIGON, INC.                   COM             03070L300      479     46540    SH         Sole               46540     0      0
ANSYS, INC.                      COM             03662Q105      669     15826    SH         Sole               15826     0      0
ATHENAHEALTH, INC.               COM             04685W103      203      6140    SH         Sole                6140     0      0
BIO REFERENCE LABS, INC.         COM             09057G602      684     32790    SH         Sole               32790     0      0
BJS RESTAURANTS, INC.            COM             09180C106      542     19240    SH         Sole               19240     0      0
BLACKBOARD, INC.                 COM             091935502      666     18486    SH         Sole               18486     0      0
BLUE NILE, INC.                  COM             09578R103      211      4750    SH         Sole                4750     0      0
BOTTOMLINE TECHNOLOGIES, INC.    COM             101388106      387     25163    SH         Sole               25163     0      0
BRIDGEPOINT EDUCATION, INC.      COM             10807M105      346     22380    SH         Sole               22380     0      0
BUCYRUS INTL, INC.               COM             118759109      553      7970    SH         Sole                7970     0      0
BUFFALO WILD WINGS               COM             119848109      636     13280    SH         Sole               13280     0      0
CAPELLA EDUCATION                COM             139594105      723      9310    SH         Sole                9310     0      0
CATALYST HEALTH SOLUTIONS, INC   COM             14888B103      573     16262    SH         Sole               16262     0      0
CHINACAST EDUCATION CORP.        COM             16946T109      264     37280    SH         Sole               37280     0      0
CLARIENT, INC.                   COM             180489106      291     86151    SH         Sole               86151     0      0
COMSCORE, INC.                   COM             20564W105      466     19820    SH         Sole               19820     0      0
CONCUR TECHNOLOGIES, INC.        COM             206708109      344      6960    SH         Sole                6960     0      0
CONSTANT CONTACT, INC.           COM             210313102      275     12850    SH         Sole               12850     0      0
COSTAR GROUP, INC.               COM             22160N109      675     13857    SH         Sole               13857     0      0
DEALERTRACK HOLDINGS INC         COM             242309102      316     18519    SH         Sole               18519     0      0
DRIL QUIP, INC.                  COM             262037104      537      8640    SH         Sole                8640     0      0
EBIX, INC.                       COM             278715206      568     24240    SH         Sole               24240     0      0
EXLSERVICE HOLDINGS, INC.        COM             302081104      322     16580    SH         Sole               16580     0      0
EZCORP, INC.                     COM             302301106      396     19764    SH         Sole               19764     0      0
HIBBETT SPORTS, INC.             COM             428567101      585     23440    SH         Sole               23440     0      0
HITTITE MICROWAVE CORP.          COM             43365Y104      299      6270    SH         Sole                6270     0      0
HMS HLDGS CORP.                  COM             40425J101      842     14285    SH         Sole               14285     0      0
INTERACTIVE INTELLIGENCE, INC.   COM             45839M103      286     16270    SH         Sole               16270     0      0
IPC THE HOSPITALIST COMPANY, I   COM             44984A105      646     23650    SH         Sole               23650     0      0
K12, INC.                        COM             48273U102      453     15590    SH         Sole               15590     0      0
KNIGHT TRANSPORTATION, INC.      COM             499064103      525     27140    SH         Sole               27140     0      0
LIVEPERSON, INC.                 COM             538146101      366     43580    SH         Sole               43580     0      0
LKQ CORPORATION                  COM             501889208      841     40420    SH         Sole               40420     0      0
LOGMEIN, INC.                    COM             54142L109      272      7550    SH         Sole                7550     0      0
LUMBER LIQUIDATORS HOLDINGS, I   COM             55003T107      395     16090    SH         Sole               16090     0      0
MWI VETERINARY SUPPLY, INC.      COM             55402X105     1014     17575    SH         Sole               17575     0      0
NEOGEN CORP.                     COM             640491106      742     21923    SH         Sole               21923     0      0
NETLOGIC MICROSYSTEMS, INC.      COM             64118B100      456     16520    SH         Sole               16520     0      0
NIC, INC.                        COM             62914B100      427     51483    SH         Sole               51483     0      0
PEET'S COFFEE & TEA, INC.        COM             705560100      505     14750    SH         Sole               14750     0      0
POWER INTEGRATIONS, INC.         COM             739276103      499     15690    SH         Sole               15690     0      0
RIVERBED TECHNOLOGY, INC.        COM             768573107      561     12310    SH         Sole               12310     0      0
SHUTTERFLY, INC.                 COM             82568P304      584     22480    SH         Sole               22480     0      0
SXC HEALTH SOLUTIONS CORP        COM             78505P100      352      9650    SH         Sole                9650     0      0
ULTIMATE SOFTWARE GROUP, INC.    COM             90385D107      510     13191    SH         Sole               13191     0      0
VISTAPRINT LIMITED               COM             N93540107      501     12967    SH         Sole               12967     0      0